Segment Information - Operating (loss) income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total operating (loss) income	$ (3,658)	$ 4,494	$ 2,255	$ (141)	$ 2,114	$ (8,529)	$ 6,607	$ (2,185)	$ 7,979
Income (loss) before income taxes	229	3,517	$ 1,269	$ (1,408)	$ (139)	(7,206)	3,378	(6,276)	4,493
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total operating (loss) income	(4,134)	(3,263)				(12,555)	(10,030)	(14,851)	(7,331)
Corporate other expense	3,887	(977)				1,323	(3,229)	(4,091)	(3,486)
Sell-side advertising | Operating Segments
Segment Reporting Information [Line Items]
Total operating (loss) income	(873)	6,206				536	9,657	4,874	8,318
Buy-side advertising | Operating Segments
Segment Reporting Information [Line Items]
Total operating (loss) income	$ 1,349	$ 1,551				$ 3,490	$ 6,980	$ 7,792	$ 6,992